Cost of sales (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of cost of sales [abstract]
Salaries and employee benefits	$ 6,119	$ 5,277	$ 17,599	$ 16,544
Raw materials and consumables	4,754	2,560	14,034	10,105
Utilities	1,237	772	3,246	3,006
Other costs	447	343	1,948	1,931
Changes in inventories	252	(1,258)	1,116	(1,229)
Cost of sales	$ 12,809	$ 7,694	$ 37,943	$ 30,357